Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net finance cost	$ 376	$ 399	$ 471
Aggregate continuing and discontinued operations
Statement [Line Items]
Net finance cost	$ 6	$ 18	$ 19